Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Operating activities
Net income	$ 43,039	$ 26,807	$ 15,098
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	28,604	19,684	13,704
Loss on extinguishment of debt	1,813	0	0
Loss on asset disposals	451	144	148
Amortization of tenant improvement allowances	(2,561)	(2,197)	(1,896)
Deferred income taxes	(5,536)	464	(1,426)
Stock based compensation expense	3,229	3,258	2,323
Changes in operating assets and liabilities:
Receivables, net	(10,793)	(7,997)	(7,761)
Inventories, net	(21,133)	(70,988)	(45,985)
Other assets	(4,817)	(2,520)	(2,069)
Trade accounts payable	11,145	40,454	47,780
Accrued expenses	27,244	4,908	7,488
Income taxes	8,271	(4,805)	6,223
Deferred revenue	2,311	4,997	2,023
Deferred rent	3,870	3,327	2,507
Tenant improvement allowances	4,244	4,816	5,660
Other	75	28	(223)
Net cash provided by operating activities	89,456	20,380	43,594
Investing activities
Purchases of fixed assets	(74,648)	(45,037)	(39,069)
Other	0	16	0
Net cash used in investing activities	(74,648)	(45,021)	(39,069)
Financing activities
Borrowings on revolving line of credit	171,850	204,300	119,700
Payments on revolving line of credit	(214,750)	(177,900)	(123,400)
Proceeds from term loans	362,000	0	0
Payments on term loans	(98,334)	(1,667)	(1,467)
Prepayment penalty on term loan extinguishment	(179)	0	0
Debt issuance costs	(10,546)	(93)	(208)
Cash dividends	(225,000)	0	0
Proceeds from exercise of stock options	284	40	658
Excess tax benefit from exercise of stock options	0	0	296
Net cash used in financing activities	(14,675)	24,680	(4,421)
Net (decrease) increase in cash and cash equivalents	133	39	104
Cash and cash equivalents, beginning of the period	318	279	175
Cash and cash equivalents, end of the period	451	318	279
Supplemental disclosures of cash flow information
Cash paid for interest	6,922	8,898	7,903
Cash paid for income taxes	8,929	20,182	4,778
Fixed assets accrued at the end of the period	5,387	7,002	3,343
Fixed assets acquired as part of lease-paid for by lessor	$ 2,290	$ 0	$ 0